     VALOR INVESTMENT
     FUND, INC.

     Financial Statements for the
     Six Months Ended January 31, 2003 and
     Independent Accountants' Review Report

Deloitte and Touche LLP
600 Renaissance Center
Suite 900
Detroit, Michigan  48243-1895
Tel:   (313) 396-3000
Fax:  (313) 396-3618                                    [DELOITTE & TOUCHE LOGO]



INDEPENDENT ACCOUNTANTS' REVIEW REPORT


To the Board of Directors and Shareholders
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 2003, and the related statements of operations, shareholders' investment and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and of making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended July 31, 2002, and the related statements of operations and shareholders' investment in securities for the year then ended; and in our report dated September 20, 2002, we expressed an unqualified opinion on those financial statements.



/s/ Deloitte & Touche LLP



March 24, 2003


[DELOITTE TOUCHE TOHMATSU LOGO]

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2003
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities--at market value (cost of $13,169,586)                  $13,741,745
  Interest receivable                                                                   182,566
  Prepaid expenses                                                                          706
                                                                                    -----------

           Total assets                                                              13,925,017

LIABILITIES--Accrued expenses                                                            17,300
                                                                                    -----------

NET ASSETS (equivalent to $15.74 per share based on 883,525 shares of
  common stock outstanding at January 31, 2003)                                     $13,907,717
                                                                                    ===========

See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2003
--------------------------------------------------------------------------------


                                                                                PRINCIPAL       AMORTIZED
                                                                                 AMOUNT           COST            MARKET
MONEY MARKET FUNDS--One Group Municipal Money
   Market Fund                                                                  $ 412,402       $ 412,402        $ 412,402

SHORT-TERM MUNICIPAL BONDS:
  Oakland County General Obl., 6.200%, May 1, 2003                                500,000         499,603          506,125
  Orlando Util Cmnty Water & Elec., 6.300%, April 1, 2003                         250,000         250,041          252,030
                                                                                 --------        --------         -------
          Total Short-Term Municipal Bonds                                        750,000         749,644          758,155

LONG-TERM MUNICIPAL BONDS:
  Alaska Rev., 5.400%, December 1, 2023                                           100,000         100,483          100,777
  Almont General Obl., 5.000%, May 1, 2023                                        100,000         100,005          101,409
  Avondale School District, 5.800%, May 1, 2015                                   140,000         140,000          160,226
  Bay County General Obl., 6.500%, May 1, 2004                                    500,000         500,000          510,990
  Berkley City Sch Dist. MI FGIC, 5.625%, January 1, 2015                         270,000         267,521          294,000
  Big Rapids MI Public School Dist., 5.00%, May 1, 2019                           150,000         149,991          153,843
  Brandon School District, 5.600%, May 1, 2010                                    100,000          99,409          112,878
  Brevard County Solid Waste Disposal, 5.700%, April 1, 2009                      100,000         100,000          102,716
  Bullock Creek General Obl., 5.500%, May 1, 2022                                 100,000         106,137          105,104
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                                 150,000         150,000          153,342
  Cass Cnty MI Sew Disp Sys--ONTWA Twp.,5.5%, May 1, 2018                         100,000          98,628          108,941
  Cass Cnty MI Rev., 5.100%, October 1, 2023                                      150,000         149,993          152,369
  Cedar Springs Public School District, 5.875%, May 1, 2014                       250,000         249,652          268,148
  Central Michigan University Rev., 5.500%, October 1, 2010                       200,000         200,000          204,640
  Cheboygan General Obligation, 5.400%, November 1, 2015                          100,000          99,217          112,596
  Chicago, Illinois Tax Increment, 5.000%, November 15, 2010                      100,000         100,000          105,266
  Clawson City School Dist., 4.900%, May 1, 2013                                  200,000         199,291          208,844
  Clintondale Cmnty Schools, 6.500%, May 1, 2010                                  100,000          99,782          102,791
  Cook County General Obl., 5.400%, November 15, 2008                             200,000         200,000          210,604
  Coopersville Area Mich Pub Schools, 5.00%, May 1, 2024                          100,000          98,447          100,720
  Desoto Independent School Dist., 4.90%, August 15, 2014                          75,000          75,000           75,014
  Detroit Mich Sew Disp Rev. Senior Lien, 5.00%, July 1, 2022                     100,000          98,095          101,587
  Detroit MI City Sch. Dist., 5.000%, May 1, 2023                                 200,000         199,506          201,652
  East Grand Rapids, Mich Public Schools, 5.75%, May 1, 2018                      150,000         153,922          173,120
  Essexville Hampton Public Schools, 5.500%, May 1, 2017                          150,000         148,086          169,859
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009                    110,000         110,340          110,557
  Flat Rock Cmnty School District, 5.25%, May 1, 2010                             125,000         124,089          131,495
  Florida State Board of Education, 6.000%, May 1, 2005                           500,000         500,000          500,270
  Florida State Board of Education, 5.200%, June 1, 2016                           25,000          23,569           25,582
  Florida State Board of Education, 5.200%, June 1, 2023                          350,000         353,297          353,042
  Grand Haven Area Pub. Schools, 6.050%, May 1, 2014                              165,000         163,967          170,234
                                                                                 --------        --------         -------

           Total forward                                                        5,160,000       5,158,427        5,382,616

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2003
--------------------------------------------------------------------------------


                                                                           PRINCIPAL        AMORTIZED
                                                                             AMOUNT           COST             MARKET
         Total forward                                                    $5,160,000      $5,158,427      $5,382,616

Grand Ledge Public Schools, 6.400%, May 1, 2008                               50,000          51,767          54,198
Grand Ledge MI Gen. Obl., 5.375%, May 1, 2024                                100,000         103,890         104,389
Greenville Public Schools, 5.000%, May 1, 2014                               300,000         299,311         316,857
Grosse Isle General Obligation, 5.200%, May 1, 2008                           25,000          24,826          25,563
Hudsonville Public Schools, 6.000%, May 1, 2009                              100,000         100,000         107,906
Huron Valley School District MI FGIC, 5.875%,
  May 1, 2016                                                                100,000          99,488         114,748
Huron Valley School District MI, 5.0%, May 1, 2022                           125,000         122,923         126,513
Illinois State Sales Tax Revenue, 5.400%, June 15, 2013                      150,000         147,439         155,333
Jenison MI Gen. Obl., 5.000%, May 1, 2020                                    200,000         199,093         215,502
Kalamazoo Water Revenue MI FSA, 5.625%,
  September 1, 2011                                                          100,000          99,035         110,649
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                            180,000         179,643         185,139
Lincoln Consolidated School District, 5.800%,
  May 1, 2114                                                                115,000         115,000         123,694
Lowell Mich Area Schools, 5.400%, May 1, 2017                                 50,000          50,000          53,646
Lyon Twp., 5.40%, May 1, 2019                                                100,000          99,498         106,649
Marysville Public School District, 5.750%, May 1, 2014                       150,000         149,488         159,920
Mattawan MI Gen. Obl., 4.750%, May 1, 2017                                   135,000         133,910         138,069
Michigan Municipal Bond Auth. Rev., 5.400%,
  October 1,2014                                                             100,000          97,543         104,819
Michigan Municipal Bond Auth. Rev., 5.400%,
  November 1, 2016                                                           100,000          99,531         108,553
Michigan State Bldg. Auth. Rev., 5.30%, October 1, 2016                      100,000          99,159         104,022
Michigan State Hospital Finance Authority, 5.375%,
 October 15, 2013                                                             95,000          95,423          96,646
Michigan State Hospital Finance Authority, 5.25%,
  November 1, 2015                                                           180,000         184,780         190,708
Michigan State Hospital Finance Authority, 5.500%,
  November 15, 2021                                                          100,000         103,467          99,816
Michigan State Housing Development Authority Revenue,
  5.600%, December 1, 2009                                                   155,000         155,000         164,213
Millington Community School Dist., 5.700%, May 1, 2005                       100,000         100,000         101,974
Mount Pleasant Water Revenue, 6.000%, February 1, 2015                       340,000         338,705         362,855
New Orleans LA Sewer Svc Rev., 5.20%, June 1, 2021                           100,000          99,995         103,921
New York, NY Series H, 5.000%, March 15, 2018                                120,000         119,599         124,835
Novi Community School District, 6.1250%, May 1, 2013                         250,000         250,212         258,000
Oakland County General Obl., 6.000%, November 1, 2011                        115,000         114,444         117,309
Oakland County MI Bldg. Auth., 5.125%, September 1, 2020                     200,000         197,403         207,256
                                                                          ----------      ----------      ----------

         Total forward                                                     9,195,000       9,188,999       9,626,318

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2003
--------------------------------------------------------------------------------

                                                                          PRINCIPAL         AMORTIZED
                                                                           AMOUNT             COST            MARKET
           Total forward                                                $ 9,195,000       $ 9,188,999      $ 9,626,318

  Petoskey Public School Dist., 4.750%, May 1, 2016                         125,000           124,825          127,508
  Rochester Cmnty Sch. Dist., 5.625%, May 1, 2009                            35,000            34,818           39,904
  St. Lucie County School Board, 5.375%, July 1, 2013                       150,000           150,000          155,193
  Santa Monica, Mal Univ Sch Dist., 5.400%,
   August 1, 2009                                                            50,000            50,000           52,052
  South Carolina Pub. Serv. Auth., 5.750%, January 1, 2022                  200,000           217,000          216,634
  South Range (TX) Schools, 6.15%, December 1, 2018                         100,000           104,395          105,733
  Tecumseh Mich Public Schools, 5.50%, May 1, 2019                          250,000           250,000          269,775
  Three Rivers MI Gen. Obl., 5.000%, May 1, 2023                            130,000           131,664          130,746
  University of Michigan, Revenue, 5.800%, April 1, 2010                    230,000           230,000          236,023
  Warren Consolidated Sch Dist. MI MBIA, 5.50%,
    May 1, 2014                                                             200,000           195,945          206,104
  Washtenaw County MI Gen. Obl., 5.000%, May 1, 2019                        100,000           100,000          103,290
  Wayne County Mich Community College, 5.35%,
    July 1, 2015                                                            150,000           148,800          162,225
  Western MI Univ Rev. Gen Ser A, 5%, July 15, 2021                         100,000            89,625          103,110
  West Ottawa MI Gen. Obl., 5.000%, May 1, 2021                             200,000           200,000          204,854
  Willow Run Mich Cmnty Schools, 5.000%, May 1, 2020                        150,000           149,722          153,981
  Woodhaven Brownstown MI Gen. Obl.,
    5.000%, May 1, 2022                                                     170,000           166,747          172,160
  Yale Public Schools District, MI, 5.000%, May 1, 2005                     125,000           125,000          127,907
  Zeeland Public Schools, MI, 6.000%, May 1, 2010                           100,000           100,000          107,906
  Zeeland Public Schools, MI, 6.000%, May 1, 2014                           250,000           250,000          269,765
                                                                      -------------     -------------    -------------

           Total long-term municipal bonds                               12,010,000        12,007,540       12,571,188
                                                                      -------------     -------------    -------------

TOTAL                                                                 $  13,172,402     $  13,169,586    $  13,741,745
                                                                      =============     =============    =============

See notes to financial statements and Independent Accountants' Review Report.                           (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    JANUARY 31,
                                                                                       2003
INVESTMENT INCOME:
  Interest income                                                                     $367,751
  Gain on disposition                                                                   31,434
                                                                                      --------

          Total investment income                                                      399,185

EXPENSES:
  Professional fees                                                                     35,071
  Custodian fees                                                                         7,049
  Other                                                                                  1,611
                                                                                      --------

           Total expenses                                                               43,731
                                                                                      --------

NET INVESTMENT INCOME (equivalent to $0.40 per share based on
    883,525 shares of common stock outstanding at January 31, 2003)                    355,454

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                                  603,372
  End of period                                                                        571,698
                                                                                      --------

DECREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                                 (31,674)
                                                                                      --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $323,780
                                                                                      ========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2002
--------------------------------------------------------------------------------

                                                                                                             NET
                                                  COMMON STOCK                            UNDISTRIBUTED   UNREALIZED
                                         -----------------------------                        NET       APPRECIATION
                                            SHARES                  PAID-IN    RETAINED    INVESTMENT         OF
                                           (NOTE 4)   PAR VALUE     SURPLUS    EARNINGS      INCOME      INVESTMENTS      TOTAL
BALANCE--AUGUST 1, 2002                    883,525   $ 883,525    $ 180,944  $ 11,967,524  $ 320,517      $ 603,372   $ 13,955,882

  Net increase (decrease) in net assets
    resulting from operations                                                                355,454        (31,674)       323,780

  Dividends to shareholders
    ($0.42 per share)                                                                       (371,945)                     (371,945)
                                           --------  ----------   --------- -------------- ---------      ---------   ------------
BALANCE--JANUARY 31, 2003                  883,525   $ 883,525    $ 180,944  $ 11,967,524  $ 304,026      $ 571,698   $ 13,907,717
                                           ========  ==========   =========  ============= ==========     ==========  ============

See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                  (UNAUDITED)
                                                                                  SIX MONTHS
                                                                                     ENDED                  YEAR ENDED
                                                                                   JANUARY 31,                JULY 31,
                                                                                      2003                     2002
OPERATIONS:
  Net investment income                                                           $    355,454            $    721,565
  Decrease in unrealized appreciation                                                  (31,674)                 (6,489)
                                                                                  ------------            ------------

           Net increase in net assets resulting from operations                        323,780                 715,076

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
   INCOME                                                                              371,945                 717,047
                                                                                  ------------            ------------

DECREASE IN NET ASSETS                                                                 (48,165)                 (1,971)

NET ASSETS:
  Beginning of period                                                               13,955,882              13,957,853
                                                                                  ------------            ------------

  End of period                                                                   $ 13,907,717            $ 13,955,882
                                                                                  ============            ============

See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JANUARY 31, 2003
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America.

      INVESTMENT SECURITIES--Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS--Securities transactions are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME--Interest income adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six months ended January 31, 2003.

      MANAGEMENT AND SERVICE FEES--No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees have been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 2003:

Balance--August 1, 2002                                                           $13,173,989

  Plus:
    Purchases                                                                       2,946,972
    Discount accretion net of premium amortization                                      6,296
    Gain on disposition                                                                31,434
  Less:
    Matured securities                                                                (40,000)
    Redeemed securities                                                            (2,949,105)
                                                                                  -----------

Balance--January 31, 2003                                                         $13,169,586
                                                                                  ===========


      Approximately $1,162,086 in purchases and $1,514,983 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 2003, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 2003.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,109,200 at January 31, 2003. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

Aggregate gross unrealized depreciation                            $ (6,223)
Aggregate gross unrealized appreciation                             676,259
                                                                  ----------

Net unrealized appreciation                                        $670,036
                                                                  ==========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 2003:

                                                                          (UNAUDITED)
                                                                          SIX MONTHS         YEAR
                                                                             ENDED           ENDED
                                                                          JANUARY 31,       JULY 31,
                                                                              2003            2002
Investment income                                                           $ 0.45          $ 0.89
Expenses                                                                     (0.05)          (0.07)
                                                                           --------        -------
Net investment income                                                         0.40            0.82

Dividends from net investment income                                         (0.42)          (0.81)
Decrease in unrealized appreciation                                          (0.04)          (0.01)
                                                                           --------        -------

Decrease in net asset value                                                  (0.06)           0.00
Net asset value--beginning                                                   15.80           15.80
                                                                           --------        -------

Net asset value--ending                                                    $ 15.74         $ 15.80
                                                                           ========        =======

Weighted average shares outstanding during
  six months and year presented                                            883,525         883,525
                                                                           ========        =======


7.    INTEREST INCOME

      The following details, by state, interest income earned by the Company during the six months ended January 31, 2003:


Alaska                                                                  $ 10,118
California                                                                 1,343
Florida                                                                   45,927
Illinois                                                                  14,491
Louisiana                                                                  2,600
Michigan *                                                               280,369
Nevada                                                                     2,064
New York                                                                   2,997
Ohio                                                                       2,937
Oregon                                                                     3,257
South Carolina                                                                32
Texas                                                                      1,616
                                                                        --------

Total                                                                   $367,751
                                                                        ========


* Included in the Michigan total is $1,653 interest earned on a tax-exempt money market fund for the six months ended January 31, 2003.

                                     ******